Summary of Significant Accounting Policies - Leases - maturities of future minimum lease payments (Details)	Dec. 31, 2021 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 1,650,102
2022	947,794
2023	62,003
Total lease commitment	$ 2,659,899